Summary of principal accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary of principal accounting policies
Schedule of assets and liabilities measured at fair value on a recurring basis

	Fair Value Measurement Using Significant
	Other Observable Inputs (Level 2)
	As of December 31,
	2021	2022
	RMB	RMB
Short-term investments	1,418,721	2,091,198
Derivative liabilities	—	(2,592)

Schedule of cash and cash equivalents and restricted cash as reported in the consolidated statements of cash flows

	As of December 31,
	2021	2022
	RMB	RMB
Cash and cash equivalents	1,296,924	948,773
Restricted cash	19,671	14,608
Long-term restricted cash	20,000	21,000
Total	1,336,595	984,381

Summary of allowance for doubtful accounts

	As of December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at the beginning of year	5,025	3,268	5,986
Provision for doubtful accounts	5,302	3,206	3,435
Write-offs	(7,059)	(488)	(4,335)
Balance at the end of year	3,268	5,986	5,086

Summary of useful life of property, equipment and software

Cabinets	4 to 5 years
Power banks	3 years
Computer and electronic equipment	3 years
Production tools	5 years
Software	10 years
Others	3 to 5 years
Leasehold improvements	Shorter of the estimated useful lives or the lease term

Schedule of aggregate financing payables current and non-current

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at the beginning of year	142,156	244,151	169,833
Addition	115,387	3,445	1,758
Accretion of interest	32,097	37,806	31,196
Repayment	(45,489)	(115,569)	(69,738)
Derecognition (*)	—	—	(24,496)
Balance at the end of year	244,151	169,833	108,553

*For the year ended December 31, 2022, with the termination of the arrangement with certain network partners, the Group is no longer considered to retain the right of use of the cabinets sold to these network partners and the financing transaction is ceased accordingly. Therefore, the Group derecognized the carrying values of the related equipment and the financing payables of RMB6,959 and RMB24,496, respectively, with the net gains of RMB17,537 recorded in other operating income as the debt extinguishment gain.